UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Preferred Securities Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPS

Nuveen Preferred Securities Income Fund (formerly Nuveen Quality Preferred Income Fund 2)
Portfolio of Investments	April 30, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 138.3% (97.9% of Total Investments)

	CONVERTIBLE PREFERRED SECURITIES – 0.5% (0.3% of Total Investments)

	Banks – 0.5%

4,300	Wells Fargo & Company	7.500%	BBB	$5,357,800
	Total Convertible Preferred Securities (cost $5,004,125)			5,357,800

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 30.0% (21.3% of Total Investments)

	Banks – 9.3%

60,500	AgriBank FCB, (3)	6.875%	BBB+	$6,426,237
5,000	Bank of America Corporation	6.500%	BB+	132,000
80,519	Barclays Bank PLC	8.125%	BB+	2,124,091
391,660	Citigroup Inc.	6.875%	BB+	10,805,899
50,000	Cobank Agricultural Credit Bank, (3)	6.200%	BBB+	5,029,690
60,000	Fifth Third Bancorp.	6.625%	Baa3	1,758,000
99,752	First Niagara Finance Group	8.625%	BB–	2,670,361
46,677	HSBC Holdings PLC	8.000%	Baa1	1,236,941
34,578	HSBC USA Inc.	6.500%	BBB+	900,065
762,594	ING Groep N.V.	7.200%	Baa3	19,995,215
696,887	ING Groep N.V.	7.050%	Baa3	18,342,066
1,213,900	PNC Financial Services	6.125%	Baa2	35,093,849
	Total Banks			104,514,414

	Capital Markets – 2.0%

9,470	Affiliated Managers Group Inc.	6.375%	BBB+	248,966
540,930	Deutsche Bank Capital Funding Trust II	6.550%	BB+	13,469,157
327,239	Goldman Sachs Group, Inc.	5.500%	Ba1	8,223,516
790	Morgan Stanley	7.125%	Ba1	22,713
37,600	State Street Corporation	5.900%	Baa1	1,021,592
	Total Capital Markets			22,985,944

	Diversified Telecommunication Services – 2.8%

184,004	Qwest Corporation	7.500%	BBB–	4,730,743
129,290	Qwest Corporation	7.375%	BBB–	3,304,652
381,205	Qwest Corporation	7.000%	BBB–	9,720,728
74,400	Qwest Corporation, (4)	7.000%	BBB–	1,897,200
216,000	Qwest Corporation	6.875%	BBB–	5,518,800
97,600	Qwest Corporation	6.625%	BBB–	2,456,592
189,701	Qwest Corporation	6.125%	BBB–	4,645,777
	Total Diversified Telecommunication Services			32,274,492

	Electric Utilities – 1.2%

261,855	Alabama Power Company, (3)	6.450%	A3	7,061,915
9,481	Gulf Power Company, (3)	5.600%	Baa1	970,829
130,833	Integrys Energy Group Inc., (3)	6.000%	Baa1	3,405,753
64,586	Interstate Power and Light Company	5.100%	BBB	1,748,989
	Total Electric Utilities			13,187,486

	Food Products – 0.7%

53,400	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	5,668,746
19,000	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	1,951,657
	Total Food Products			7,620,403

Nuveen Investments	1

JPS	Nuveen Preferred Securities Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	Insurance – 9.9%

1,486,662	Aegon N.V.	6.375%		Baa1	$38,236,947
73,282	Aflac Inc.	5.500%		Baa1	1,919,988
24,279	Allstate Corporation	6.625%		BBB–	668,886
393,000	Allstate Corporation	5.100%		Baa1	10,237,650
68,269	American Financial Group	6.250%		Baa2	1,836,436
293,219	Arch Capital Group Limited	6.750%		BBB+	7,726,321
66,012	Aspen Insurance Holdings Limited	7.250%		BBB–	1,744,697
206,353	Aspen Insurance Holdings Limited	5.950%		BBB–	5,499,307
494,655	Axis Capital Holdings Limited	6.875%		BBB	13,044,052
90,548	Axis Capital Holdings Limited	5.500%		BBB	2,337,949
409,482	Delphi Financial Group, Inc., (3)	7.376%		BB+	9,917,163
317,875	Prudential PLC	6.750%		A–	8,391,900
280,000	Reinsurance Group of America Inc.	6.200%		BBB	8,218,000
78,487	Torchmark Corporation	5.875%		BBB+	1,988,076
	Total Insurance				111,767,372

	Real Estate Investment Trust – 2.5%

45,359	DDR Corporation	6.250%		Baa3	1,198,838
98,467	Digital Realty Trust Inc.	7.375%		Baa3	2,737,383
13,325	Digital Realty Trust Inc.	7.000%		Baa3	341,387
3,000	Digital Realty Trust Inc.	6.350%		Baa3	78,450
317,631	Hospitality Properties Trust	7.125%		Baa3	8,274,288
82,301	Prologis Inc., (3)	8.540%		BBB–	5,629,907
134,465	Realty Income Corporation	6.625%		Baa2	3,506,847
46,268	Regency Centers Corporation	6.625%		Baa2	1,208,520
22,887	Ventas Realty LP	5.450%		BBB+	587,738
167,030	Wells Fargo & Company, (4)	5.850%		BBB	4,397,900
202	Welltower Inc.	6.500%		Baa3	5,300
	Total Real Estate Investment Trust				27,966,558

	U.S. Agency – 1.4%

144,000	Farm Credit Bank of Texas, (3)	6.750%		Baa1	15,502,507

	Wireless Telecommunication Services – 0.2%

2,150	Telephone and Data Systems Inc.	7.000%		BB+	54,653
81,428	Telephone and Data Systems Inc.	6.875%		BB+	2,078,045
	Total Wireless Telecommunication Services				2,132,698
	Total $25 Par (or similar) Retail Preferred (cost $316,167,165)				337,951,874

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 7.3% (5.2% of Total Investments)

	Banks – 6.0%

$4,500	Barclays Bank PLC	7.625%	11/21/22	BBB–	$4,905,000
14,800	Barclays Bank PLC	7.750%	4/10/23	BBB–	15,721,300
1,000	Den Norske Bank	0.938%	2/18/35	Baa2	550,000
1,000	Den Norske Bank	0.713%	2/24/37	Baa2	544,000
700	ING Groep N.V.	6.500%	10/16/65	BBB–	644,438
29,000	JPMorgan Chase & Company	6.750%	12/31/49	BBB–	32,084,150
7,600	Nordea Bank AB, 144A	5.500%	9/23/49	BBB	7,455,980
5,000	Societe Generale, Reg S	8.250%	12/31/49	BB+	5,112,500
63,600	Total Banks				67,017,368

	Capital Markets – 0.2%

1,700	Macquarie Bank Limited, Reg S	10.250%	6/20/57	BB+	1,811,098

	Construction & Engineering – 0.2%

1,800	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	1,863,000

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities – 0.2%

$2,900	WPS Resource Corporation	6.110%	12/01/16	Baa1	$2,192,400

	Insurance – 0.5%

2,800	AIG Life Holdings Inc., 144A	7.570%	12/01/45	BBB	3,220,000
2,300	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB+	2,894,907
5,100	Total Insurance				6,114,907

	Multi-Utilities – 0.1%

2,000	WEC Energy Group, Inc.	6.250%	5/15/67	Baa1	1,650,000

	Wireless Telecommunication Services – 0.1%

1,600	Koninklijke KPN NV, 144A	7.000%	3/28/73	BB	1,711,759
$78,700	Total Corporate Bonds (cost $81,337,818)				82,360,532

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 99.1% (70.2% of Total Investments)

	Banks – 44.4%

12,600	Banco Bilbao Vizcaya Argentaria S.A, Reg S	9.000%	N/A (5)	BB	$13,019,152
2,000	Banco Santander SA, Reg S	6.375%	N/A (5)	Ba1	1,820,230
9,080	Bank of America Corporation, (4)	8.125%	N/A (5)	BB+	8,921,100
6,300	Bank of America Corporation	6.300%	N/A (5)	BB+	6,599,250
10,800	Bank of America Corporation	6.500%	N/A (5)	BB+	11,367,000
3,400	Bank One Capital III	8.750%	9/01/30	Baa2	4,983,876
24,600	Barclays PLC	8.250%	N/A (5)	BB+	24,662,336
21,026	Barclays PLC	7.434%	N/A (5)	BB+	19,238,790
1,200	Chase Capital Trust II, Series B	0.725%	2/01/27	Baa2	954,000
20,000	Chase Capital Trust III, Series C	0.777%	3/01/27	Baa2	15,700,000
6,000	Citigroup Inc.	8.400%	N/A (5)	BB+	6,562,500
21,900	Citigroup Inc.	6.250%	N/A (5)	BB+	22,255,875
5,500	Citigroup Inc.	5.950%	N/A (5)	BB+	5,431,250
11,900	Citizens Financial Group Inc.	5.500%	N/A (5)	BB+	11,364,500
10,700	Cobank Agricultural Credit Bank	6.250%	N/A (5)	BBB+	11,074,500
19,105	Credit Agricole SA, 144A	7.875%	N/A (5)	BB+	18,350,582
28,600	Credit Agricole SA, 144A	8.125%	N/A (5)	BB+	29,529,500
1,000	Credit Agricole SA, Reg S	8.125%	N/A (5)	BB+	1,032,177
1,000	Credit Agricole, S.A, 144A	6.625%	N/A (5)	BB+	942,500
1,000	Credit Agricole, S.A, Reg S	7.875%	N/A (5)	BB+	960,512
12,800	Dresdner Funding Trust I, Reg S	8.151%	6/30/31	BB+	14,873,818
6,400	Dresdner Funding Trust, 144A	8.151%	6/30/31	BB+	7,420,032
9,500	HSBC Bank PLC	1.125%	6/19/35	A3	5,008,457
5,500	HSBC Bank PLC	0.975%	12/11/36	A3	2,911,931
5,000	HSBC Holdings PLC	6.375%	N/A (5)	BBB	4,829,500
10,850	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (5)	Baa1	15,935,938
2,800	JPMorgan Chase Capital XXIII	1.618%	5/15/77	Baa2	1,926,400
7,800	JPMorgan Chase & Company	6.000%	N/A (5)	BBB–	7,976,280
1,400	JPMorgan Chase & Company	5.150%	N/A (5)	BBB–	1,361,500
6,000	KeyCorp Capital III	7.750%	7/15/29	Baa2	7,008,396
6,350	Lloyd’s Banking Group PLC, 144A	6.657%	N/A (5)	Ba1	6,889,750
23,086	Lloyd’s Banking Group PLC	7.500%	N/A (5)	BB+	22,889,769
26,000	M&T Bank Corporation	6.875%	N/A (5)	Baa2	26,048,750
6,200	M&T Bank Corporation	6.375%	N/A (5)	Baa1	6,355,000
1,000	MBNA Capital B	1.436%	2/01/27	BBB–	750,000
11,945	Nordea Bank AB, 144A	6.125%	N/A (5)	BBB	11,524,536
20,000	PNC Financial Services Inc.	6.750%	N/A (5)	Baa2	22,125,000
14,400	Royal Bank of Scotland Group PLC	8.000%	N/A (5)	BB–	13,801,493
32,128	Royal Bank of Scotland Group PLC	7.500%	N/A (5)	BB–	29,959,360
5,246	Royal Bank of Scotland Group PLC	7.648%	N/A (5)	BB	6,111,590

Nuveen Investments	3

JPS	Nuveen Preferred Securities Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

37,200	Societe Generale, 144A	8.000%	N/A (5)	BB+	$36,828,000
2,000	Societe Generale, 144A	7.875%	N/A (5)	BB+	1,899,000
800	Societe Generale, 144A	1.379%	N/A (5)	BB+	729,000
2,000	Societe Generale, Reg S	7.875%	N/A (5)	BB+	1,899,000
6,450	Standard Chartered PLC, 144A	7.014%	N/A (5)	Baa3	6,546,750
20,000	Wells Fargo & Company, (4)	7.980%	N/A (5)	BBB	20,800,000
	Total Banks				499,178,880

	Capital Markets – 10.0%

9,000	Bank of New York Mellon Corporation	4.950%	N/A (5)	Baa1	8,986,950
22,700	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB+	22,546,639
4,200	Credit Suisse Group AG, 144A	6.250%	N/A (5)	BB+	3,864,000
7,000	Credit Suisse Group AG, Reg S	7.500%	N/A (5)	BB+	6,949,236
6,500	Credit Suisse Group AG, Reg S	6.250%	N/A (5)	BB+	5,977,829
11,000	Charles Schwab Corporation	7.000%	N/A (5)	BBB	12,608,750
750	Goldman Sachs Group Inc.	5.700%	N/A (5)	Ba1	730,313
4,000	Morgan Stanley	5.550%	N/A (5)	Ba1	3,960,000
3,450	UBS Group AG, Reg S	7.000%	N/A (5)	BB+	3,595,904
25,100	UBS Group AG, Reg S	6.875%	N/A (5)	BB+	24,228,152
19,275	UBS Group AG, Reg S	7.125%	N/A (5)	BB+	19,564,125
	Total Capital Markets				113,011,898

	Diversified Financial Services – 4.9%

21,210	BNP Paribas, 144A	7.375%	N/A (5)	BBB–	20,944,875
10,000	BNP Paribas, 144A	7.625%	N/A (5)	BBB–	10,250,000
3,000	BNP Paribas, Reg S	7.375%	N/A (5)	BBB–	2,962,500
2,861	Countrywide Capital Trust III, Series B	8.050%	6/15/27	BBB–	3,505,246
12,664	Rabobank Nederland, 144A	11.000%	N/A (5)	Baa2	15,434,250
2,300	Voya Financial Inc.	5.650%	5/15/53	Baa3	2,153,950
	Total Diversified Financial Services				55,250,821

	Electric Utilities – 1.3%

5,000	FPL Group Capital Inc.	6.650%	6/15/67	BBB	3,854,500
13,782	PPL Capital Funding Inc.	6.700%	3/30/67	BBB	10,663,823
	Total Electric Utilities				14,518,323

	Industrial Conglomerates – 4.4%

47,613	General Electric Company, (4)	5.000%	N/A (5)	AA–	49,458,004

	Insurance – 25.0%

800	Ace Capital Trust II	9.700%	4/01/30	BBB+	1,140,000
6,400	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	8,075,827
2,000	Allstate Corporation	5.750%	8/15/53	Baa1	2,057,500
1,200	Allstate Corporation	6.500%	5/15/67	Baa1	1,296,000
6,805	American International Group, Inc.	8.175%	5/15/58	BBB	8,557,288
625	AON Corporation	8.205%	1/01/27	BBB	800,000
9,450	AXA SA, 144A	6.380%	N/A (5)	Baa1	9,950,850
11,350	AXA SA	8.600%	12/15/30	A3	15,212,292
19,659	Catlin Insurance Company Limited, 144A	7.249%	N/A (5)	BBB+	13,771,130
1,200	Everest Reinsurance Holdings, Inc.	6.600%	5/01/67	BBB	990,000
16,150	Glen Meadows Pass Through Trust, 144A	6.505%	8/15/67	BBB–	11,829,875
2,600	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A–	2,967,614
6,600	Great West Life & Annuity Insurance Capital LP II, 144A	7.153%	5/16/46	A–	5,857,500
2,488	Hartford Financial Services Group Inc.	8.125%	6/15/68	BBB–	2,687,040
13,669	Liberty Mutual Group, 144A	7.000%	3/15/37	Baa3	12,028,720
15,181	Liberty Mutual Group, 144A	7.800%	3/07/87	Baa3	16,585,243
2,700	Lincoln National Corporation	7.000%	5/17/66	BBB	1,809,000
5,390	Lincoln National Corporation	6.050%	4/20/67	BBB	3,530,450
16,600	MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	19,455,200

4	Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

31,100	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	$42,451,500
2,000	MetLife Inc.	10.750%	8/01/69	BBB	3,050,000
23,754	National Financial Services Inc.	6.750%	5/15/67	Baa2	24,169,695
4,200	Oil Insurance Limited, 144A	3.611%	N/A (5)	Baa1	3,780,000
3,750	Provident Financing Trust I	7.405%	3/15/38	Baa3	4,281,371
13,500	Prudential Financial Inc.	5.625%	6/15/43	BBB+	14,070,645
6,225	Prudential Financial Inc.	5.875%	9/15/42	BBB+	6,727,669
29,870	QBE Cap Funding III Limited, 144A	7.250%	5/24/41	BBB	32,744,689
3,310	The Chubb Corporation	6.375%	4/15/37	BBB+	2,846,600
5,405	XL Capital Ltd	6.500%	N/A (5)	BBB	3,783,500
6,000	XLIT Limited	3.687%	N/A (5)	BBB–	4,822,500
	Total Insurance				281,329,698

	Machinery – 0.3%

3,450	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	3,626,813

	Multi-Utilities – 0.5%

6,400	Dominion Resources Inc.	7.500%	6/30/66	BBB–	5,376,000

	Oil, Gas & Consumable Fuels – 1.1%

12,400	Enterprise Products Operating LP, (4)	7.034%	1/15/68	Baa2	12,710,000

	Real Estate Investment Trust – 2.3%

17,095	First Union Capital Trust II, Series A, (4)	7.950%	11/15/29	Baa1	22,445,444
2,772	Sovereign Capital Trusts	7.908%	6/13/36	Ba1	2,784,690
	Total Real Estate Investment Trust				25,230,134

	Road & Rail – 1.1%

11,400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	A–	12,825,000

	Wireless Telecommunication Services – 3.8%

36,228	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB–	43,066,030
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,088,875,054)				1,115,581,601

Shares	Description (1), (6)				Value

	INVESTMENT COMPANIES – 1.4% (0.9% of Total Investments)

599,835	Blackrock Credit Allocation Income Trust IV				$7,593,911
395,914	John Hancock Preferred Income Fund III				7,522,366
	Total Investment Companies (cost $21,246,290)				15,116,277
	Total Long-Term Investments (cost $1,512,630,452)				1,556,368,084

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.9% (2.1% of Total Investments)

	REPURCHASE AGREEMENTS – 2.9% (2.1% of Total Investments)

$33,178	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/16, repurchase price $33,177,843, collateralized by $33,220,000 U.S. Treasury Notes, 2.000%, due 8/15/25, value $33,842,875	0.030%	5/02/16		$33,177,760
	Total Short-Term Investments (cost $33,177,760)				33,177,760
	Total Investments (cost $1,545,808,212) – 141.2%				1,589,545,844
	Borrowings – (41.4)% (7), (8)				(465,800,000)
	Other Assets Less Liabilities – 0.2% (9)				1,775,353
	Net Assets Applicable to Common Shares – 100%				$1,125,521,197

Nuveen Investments	5

JPS	Nuveen Preferred Securities Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Investments in Derivatives as of April 30, 2016

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (10)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$134,344,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	6/01/16	12/01/18	12/01/20	$(3,533,341)	$(4,163,304)
JPMorgan Chase Bank, N.A.	134,344,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	6/01/16	12/01/20	12/01/22	(6,463,098)	(7,349,205)
	$268,688,000								$(9,996,439)	$(11,512,509)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$5,357,800	$—	$—	$5,357,800
$25 Par (or similar) Retail Preferred	276,387,470	61,564,404	—	337,951,874
Corporate Bonds	—	82,360,532	—	82,360,532
$1,000 Par (or similar) Institutional Preferred	—	1,115,581,601	—	1,115,581,601
Investment Companies	15,116,277	—	—	15,116,277

Short-Term Investments:
Repurchase Agreements	—	33,177,760	—	33,177,760

Investments in Derivatives:
Interest Rate Swaps*	—	(11,512,509)	—	(11,512,509)
Total	$296,861,547	$1,281,171,788	$—	$1,578,033,335
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

6	Nuveen Investments

As of April 30, 2016, the cost of investments (excluding investments in derivatives) was $1,558,546,804.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2016, were as follows:

Gross unrealized:
Appreciation	$84,059,546
Depreciation	(53,060,506)
Net unrealized appreciation (depreciation) of investments	$30,999,040

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Perpetual security. Maturity date is not applicable.

(6)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website http://www.sec.gov.

(7)	Borrowings as a percentage of Total Investments is 29.3%

(8)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $943,597,664 have been pledged as collateral for borrowings.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

Nuveen Investments	7

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred Securities Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2016